CUSTOMER AND VENDOR CONCENTRATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]
NOTE 9 — CUSTOMER AND VENDOR CONCENTRATIONS

Customers:

Approximately 69% of the Company’s gross sales were made to three customers with each exceeding 10% of total gross sales for the nine months ended September 30, 2015. Approximately 42% of the Company’s gross sales were made to one customer for the nine months ended September 30, 2016. At September 30, 2016, the amount included in outstanding accounts receivable related to this customer was approximately $684,000.

Vendors:

Approximately 69% of the Company’s purchases were provided by four vendors for the nine months ended September 30, 2015. Approximately 95% of the Company’s purchases were provided by three vendors for the nine months ended September 30, 2016. At September 30, 2016, the amount in accounts payable related to these vendors was approximately $21,000.

NOTE 9 — CUSTOMER AND VENDOR CONCENTRATIONS

Customers:

Approximately 24%, 24%, and 8% of the Company’s gross sales were made to three customers for the year ended December 31, 2014. At December 31, 2014, the amount included in outstanding accounts receivable related to these three customers was approximately $4,900,000.

Approximately 19%, 18%, and 12% of the Company’s gross sales were made to three customers for the year ended December 31, 2015. At December 31, 2015, the amount included in outstanding accounts receivable related to these three customers was approximately $239,000.

Vendors:

Approximately 80% of the Company’s purchases were provided by one vendor for the year ended December 31, 2014. At December 31, 2014, the amount in accounts payable related to this vendor was $36,000.

Approximately 46% of the Company’s purchases were provided by three vendors for the year ended December 31, 2015. At December 31, 2015, the amount in accounts payable related to these vendors was $24,000.